Income Taxes - Provision (Benefit) for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Income Tax Disclosure [Abstract]
Current	$ 55,243	$ 102,391	$ 42,047
Deferred	30,239	(13,950)	25,098
Income taxes	$ 85,482	$ 88,441	$ 67,145